LONG-TERM DEBT (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 29, 2025	Apr. 09, 2024
Amended Revolving Credit Facility [Member]
Other Long Term Liabilities [Line Items]
Revolving credit facility					$ 50,000
Amobee Group Pte Ltd | US Holding Inc.
Other Long Term Liabilities [Line Items]
Secured term loan	$ 90,000					$ 100,000
Loan term	3 years
Revolving credit facility	$ 90,000
Proceeds of revolving credit facility	$ 10,000
Interest expenses		$ 315	$ 2,278	$ 6,854
Interest paid		$ 322	$ 3,959	$ 6,601